Summary of Significant Accounting Policies: Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2016
Structures
Property, Plant and Equipment, Useful Life	15 years
Digital displays and electrical | Minimum
Property, Plant and Equipment, Useful Life	3 years
Digital displays and electrical | Maximum
Property, Plant and Equipment, Useful Life	10 years
Static and tri-vision displays | Minimum
Property, Plant and Equipment, Useful Life	7 years
Static and tri-vision displays | Maximum
Property, Plant and Equipment, Useful Life	15 years
Vehicles, Equipment and Furniture | Minimum
Property, Plant and Equipment, Useful Life	2 years
Vehicles, Equipment and Furniture | Maximum
Property, Plant and Equipment, Useful Life	5 years